As filed with the Securities and Exchange Commission on September 13, 2017
File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 60
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 62

ALPS SERIES TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Richard C. Noyes, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
 (Name and Address of Agent for Service)

With copies to:
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 2, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 59 to its Registration Statement until October 2, 2017.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, filed on June 30, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on September 13, 2017.

ALPS SERIES TRUST
(Registrant)

By:	/s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President and Trustee	September 13, 2017
Jeremy O. May

/s/ Ward Armstrong	Trustee and Chairman	September 13, 2017
Ward Armstrong*

/s/ J. Wayne Hutchens	Trustee	September 13, 2017
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	September 13, 2017
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer	September 13, 2017
Kimberly R. Storms

*	Signature affixed by Richard C. Noyes pursuant to a Power of Attorney dated November 14, 2016.